Expense Example - FidelityUSLowVolatilityEquityFund-PRO - FidelityUSLowVolatilityEquityFund-PRO - Fidelity U.S. Low Volatility Equity Fund - Fidelity U.S. Low Volatility Equity Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798